MML SERIES INVESTMENT FUND
MML Large Cap Growth Fund
(the “Fund”)
Supplement dated August 22, 2022, to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective August 22, 2022, the following information supplements the first paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 48 of the Prospectus):
The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
Effective August 22, 2022, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on pages 49 and 50 of the Prospectus):
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-22-03
LCG-22-01

MML SERIES INVESTMENT FUND
MML Large Cap Growth Fund
Supplement dated August 22, 2022, to the
Statement of Additional Information dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective August 22, 2022, the following information replaces the first paragraph found on page B-3 in the section titled General Information:
MML Series Investment Fund (the “Trust”) is an open-end management investment company having separate investment portfolios. This Statement of Additional Information (“SAI”) provides information regarding the following 17 diversified investment portfolios: MML Equity Income Fund (“MML Equity Income”), MML Equity Index Fund (“MML Equity Index”), MML Focused Equity Fund (“MML Focused Equity”), MML Foreign Fund (“MML Foreign”), MML Fundamental Equity Fund (“MML Fundamental Equity”), MML Fundamental Value Fund (“MML Fundamental Value”), MML Global Fund (“MML Global”), MML Income & Growth Fund (“MML Income & Growth”), MML International Equity Fund (“MML International Equity”), MML Managed Volatility Fund (“MML Managed Volatility”), MML Mid Cap Growth Fund (“MML Mid Cap Growth”), MML Mid Cap Value Fund (“MML Mid Cap Value”), MML Small Cap Growth Equity Fund (“MML Small Cap Growth Equity”), MML Small Company Value Fund (“MML Small Company Value”), MML Small/Mid Cap Value Fund (“MML Small/Mid Cap Value”), MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund) (“MML Sustainable Equity”), and MML Total Return Bond Fund (“MML Total Return Bond”); and two non-diversified investment portfolios: MML Blue Chip Growth Fund (“MML Blue Chip Growth”) and MML Large Cap Growth Fund (“MML Large Cap Growth”) (collectively, the “Funds” of the Trust). Each Fund has its own investment objective and policies and is designed to meet different investment needs.
Effective August 22, 2022, the following information replaces similar information found on page B-44 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
(1)
with the exception of MML Blue Chip Growth and MML Large Cap Growth, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-22-02

MML SERIES INVESTMENT FUND
MML American Funds International Fund
Supplement dated August 22, 2022 to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Shareholders of the MML American Funds International Fund (the “Fund”) have approved a Plan of Liquidation for the MML Series Investment Fund, pursuant to which the Fund will be liquidated on or about November 4, 2022, and the liquidation proceeds of the Fund will be distributed to the appropriate Massachusetts Mutual Life Insurance Company or C.M. Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-22-01
AFI-22-01